Equity - Capital Management (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity.
Cash and cash equivalents	€ 86,418,000	€ 171,459,000	€ 122,402,000	€ 27,670,000
Total equity	€ 130,902,000	€ 188,081,000